Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies [Abstract]
Commitments And Contingencies
Rental expense for the years ended December 31, 2014, 2013 and 2012 was $350, $499 and $514, respectively (Note 3f). Fixed future minimum rent commitments as of December 31, 2014, based on a Euro/U.S. dollar exchange rate of €1.00:$1.2141 and on a U.S. dollar/Hong Kong dollar exchange rate of $1.00:HK$7.7564, were as follows:

Year ending December 31,
2015	38
Total	38